Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 04, 2020	Jun. 30, 2020	Jun. 30, 2020	Apr. 08, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Stock split, description			The Company completed a 4,750-for-1 forward stock split of its outstanding common stock. As a result of this stock split, the Company’s issued and outstanding common stock increased from 1,000 to 4,750,000 shares. Accordingly, all share and per share information has been restated to retroactively show the effect of this stock split.
Reserves for obsolete inventories		$ 425,000	$ 425,000		$ 425,000
Income tax positions, description			The largest amount of tax positions that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authorities assuming full knowledge of the position and all relevant facts.
Potentially dilutive securities		250,000	250,000
Incurred operating losses			$ 426,803
Cash flows from operations			3,852,042
Negative working capital		$ 11,784,304	$ 11,784,304
Paycheck protection program				$ 642,600
Intial Public Offering [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies (Textual)
Initial public offering, description	The Company completed an initial public offering of its common stock, pursuant to which the Company sold 1,111,200 shares of its common stock, at a purchase price of $9.00 per share, for total gross proceeds of $10,000,800 (the “IPO”). After deducting the underwriting commission and offering expenses, the Company received net proceeds of approximately $8,992,000. The Company used a portion of the proceeds from this offering to pay off certain debt.